Prepaid Expenses and Other Current Assets - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Change in prepaid expenses	$ (7,623)	$ 67,584	$ (642)
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Change in recovery of future customer compensation	16,900
Prepayments for legal settlements	4,500
Change in prepaid expenses	7,300
Other current assets	$ 4,132	$ 0